Non-Controlling Interests - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of noncontrolling interests [line items]
Reserve Capital Instruments bear interest rate reset period	5 years
300m Fixed rate Perpetual at One Capital Securities
Disclosure of noncontrolling interests [line items]
Step up callable perpetual reserve capital instruments bear interest rate gilt rate benchmark period	5 years